PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

	December 31,
	2016	2015
Cost:

Factory building	$1,989	$1,989
Machinery and equipment *)	8,821	8,419
Office furniture and equipment	657	556
Leasehold improvements	241	227

	11,708	11,191
Accumulated depreciation:

Factory building	1,974	1,958
Machinery and equipment *)	6,658	6,144
Office furniture and equipment	296	281
Leasehold improvements	130	121

	9,058	8,504

Depreciated cost	$2,650	$2,687

*)
Includes machinery at cost of $374 as of December 31, 2016 and 2015, and accumulated depreciation of $74 and $37 as of December 31, 2016 and 2015, respectively, which are under operating leases to customers.